Accrued Expenses (Narrative) (FY) (Details)		12 Months Ended
	Oct. 10, 2018 USD ($)	Dec. 31, 2019 USD ($) Payment	Dec. 31, 2014 USD ($) Payment	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transactions [Abstract]
Number of bonus payments achieved | Payment			3
Accrued severance executive payment			$ 300,000
Notes payable, related party principal		$ 5,372,743		$ 5,372,743	$ 5,372,743
Former Executive | Severance Agreement
Related Party Transactions [Abstract]
Base salary payable period		6 months
Accrued bonus payable upon each bonus payment event		$ 100,000
Number of bonus payments | Payment		4
President
Related Party Transactions [Abstract]
Notes payable, related party principal	$ 100,000
Related party interest rate	5.00%